Borrowings (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Balance at the beginning of the year	$ 511,329	$ 559,121
Borrowings	373,351	172,502
Payment of borrowings	(184,100)	(160,940)
(Payment) / collection of short term loans, net	(13,297)	53,852
Interests paid	(47,840)	(85,502)
Accrued interests	39,366	52,391
Cumulative translation adjustment and exchange differences, net	68,201	228,376
Inflation adjustment	(98,992)	(309,570)
Reclassifications and other movements	(890)	1,099
Balance at the end of the year	$ 647,128	$ 511,329